Group Information (Tables)	12 Months Ended
Dec. 31, 2019
Group Information
Summary of interest in subsidiaries

Company name	Country of incorporation	% equity		Principal activities
		December 31, 2019	December 31, 2018

Jumia Technologies AG	GERMANY	100.00	100.00	Top Holding
Africa Internet Services SAS	FRANCE	100.00	100.00	Services
African Internet Services S.A.	ANGOLA	99.82	99.82	Online retailer
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Ghana UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.71	99.71	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH Subholding Nr. 12 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH Subholding Nr. 15 UG & Co. KG	GERMANY	—	99.82	Holding
AIH Subholding Nr. 17 UG & Co. KG	GERMANY	—	99.82	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
AIH Subholding Nr. 9 UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
Atol Internet Serviçes Limitada	MOZAMBIQUE	99.82	99.82	Marketplace
Atol Internet Services Ltd.	MAURITIUS	99.82	99.82	Marketplace
Atol Internet Services Ltd. (Zambia)	ZAMBIA	99.82	99.82	Marketplace
Atol Internet Services Nigeria Ltd.	NIGERIA	—	99.71	Marketplace
Atol Internet Services Rwanda	RWANDA	99.82	99.82	Marketplace
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	99.82	99.82	Marketplace
Atol Ivory Coast SARL	COTE D'IVOIRE	99.82	99.82	Marketplace
Atol Services Congo Ltd.	CONGO	99.82	99.82	Marketplace
Atol Services Gabon SARL	GABON	99.82	99.82	Marketplace
Atol Technology PLC	ETHIOPIA	99.82	99.82	Marketplace
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Digital Services XLV (GP) S.à r.l.	GERMANY	100.00	100.00	Services
EasyTaxi Egypt	EGYPT	99.82	99.82	Taxi booking platform
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.71	99.71	Online retailer
Ecart Services Algeria SARL	ALGERIA	99.82	99.82	Online retailer
Ecart Services Cameroon Ltd.	CAMEROON	99.82	99.82	Online retailer
Ecart Services Ghana Ltd.	GHANA	—	99.82	Online retailer
Ecart Services Ivory Coast SARL	COTE D'IVOIRE	99.82	99.82	Online retailer
Ecart Services Kenya Ltd.	KENYA	99.82	99.82	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	99.82	99.82	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	99.82	99.82	Online retailer
Gabi Internet Services Ltd.	NIGERIA	—	99.71	Online travel agency
Hellopay Africa Integrated Services Ltd. (formerly: Lipco Internet Services Nigeria)	NIGERIA	99.82	99.82	Vehicle marketplace
Jade E-Services Algeria SARL	ALGERIA	99.82	99.82	Marketplace
Jade E-Services Ghana Ltd.	GHANA	99.82	99.82	General Partner for Top Holding
Jade E-Services Kenya Ltd.	KENYA	99.82	99.82	General Partner for Top Holding
Jade E-Services Senegal SARL (formerly: Hellofood Senegal SUARL)	SENEGAL	99.82	99.82	General Partner for Top Holding
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	99.82	99.82	Online retailer
Jade E-Services Tunisia Suarl	TUNISIA	98.82	99.82	Online real estate marketplace
Jade E-Services Uganda Ltd.	UGANDA	99.82	99.82	General Partner for Top Holding
Jade Internet E-Services Nigeria Ltd.	NIGERIA	—	99.82	General Partner for Top Holding
Jolali Global Resources Ltd.	NIGERIA	99.71	89.74	Services
Jumia Egypt LLC	EGYPT	99.82	99.82	Online retailer
Jumia Eservices SARL	TUNISIA	99.82	99.82
Jumia Facilities Management Services L.L.C	Dubai	100.00	100.00	Services
Jumia for Trading LLC	EGYPT	100.00	—	Online retailer
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	99.82	99.82	Holding
Jumia USA LLC	USA	100.00	—	Services
Juwel 162. V V UG (haftungsbeschränkt)	GERMANY	99.82	—	Service Company
Juwel 193. V V UG (haftungsbeschränkt) & Co. Siebte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	99.82	99.82	General Partner
Juwel 193. V V UG (haftungsbeschränkt) & Co. 128. Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Dritte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Zehnte Verwaltungs KG	GERMANY	99.82	99.82	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	99.82	99.82	General Partner
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG/ ZANDO	GERMANY	99.82	99.82	Zando Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	99.82	99.82	Not active
Lendico S.A (PTY) Ltd.	SOUTH AFRICA	99.82	99.82	Not active
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	99.82	99.82	Marketplace
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	IT Services
Vamido Global Resources Ltd.	NIGERIA	99.71	99.71	Services